Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021		74,845,441
Beginning balance at Dec. 31, 2021	$ 84,914	$ 205	$ 324,614	$ 160	$ (240,065)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and vesting of RSUs (in shares)		1,230,823
Exercise of stock options and vesting of RSUs	2,034	$ 4	2,030
Issuance of ordinary shares under the employee share purchase plan (in shares)		357,508
Issuance of ordinary shares under the employee share purchase plan	2,083	$ 1	2,082
Share-based compensation	16,987		16,987
Deferred costs in relation to initial public offering	121		121
Other comprehensive (loss) income	(527)			(527)
Net loss	(83,661)				(83,661)
Ending balance (in shares) at Dec. 31, 2022		76,433,772
Ending balance at Dec. 31, 2022	21,951	$ 210	345,834	(367)	(323,726)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and vesting of RSUs (in shares)		1,923,898
Exercise of stock options and vesting of RSUs	2,307	$ 5	2,302
Issuance of ordinary shares under the employee share purchase plan (in shares)		293,208
Issuance of ordinary shares under the employee share purchase plan	1,259	$ 1	1,258
Share-based compensation	18,164		18,164
Other comprehensive (loss) income	1,239			1,239
Net loss	$ (29,373)				(29,373)
Ending balance (in shares) at Dec. 31, 2023	78,650,878	78,650,878
Ending balance at Dec. 31, 2023	$ 15,547	$ 216	367,558	872	(353,099)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and vesting of RSUs (in shares)		3,692,511
Exercise of stock options and vesting of RSUs	4,697	$ 10	4,687
Issuance of ordinary shares under the employee share purchase plan (in shares)		275,122
Issuance of ordinary shares under the employee share purchase plan	1,486	$ 1	1,485
Share-based compensation	17,719		17,719
Other comprehensive (loss) income	(484)			(484)
Net loss	$ (11,457)				(11,457)
Ending balance (in shares) at Dec. 31, 2024	82,618,511	82,618,511
Ending balance at Dec. 31, 2024	$ 27,508	$ 227	$ 391,449	$ 388	$ (364,556)